HARDING, LOEVNER FUNDS, INC.

                            Semi-Annual Report

                              April 30, 1998
                                (unaudited)



                         Portfolios managed by
                    Harding, Loevner Management, L.P.


                     International Equity Portfolio


                        Global Equity Portfolio

                       Multi-Asset Global Portfolio





                            600 Fifth Avenue
                               26th Floor
                            New York, NY 10020








Harding, Loevner Funds, Inc.

===============================================================================
President's Letter
===============================================================================




June 15, 1998






Dear Shareholder:

Enclosed is the Semi-Annual Report to Shareholders for the semi-annual period ended April 30,1998 as required by federal securities law.

Our regular quarterly review report discussing in detail the quarter ended June 30,1998 will be sent to you in early July.





Sincerely,




David R. Loevner

President



Harding, Loevner Funds, Inc.

===============================================================================
Table of Contents
===============================================================================



Statements of Net Assets
       International Equity
       Portfolio............................................................1
       Global Equity
       Portfolio........................................................... 4
       Multi-Asset Global
       Portfolio........................................................... 7

Statements of Operations...................................................10

Statements of Changes in Net Assets........................................11

Financial
Highlights.................................................................13

Notes to Financial
Statements.................................................................15






Harding, Loevner Funds, Inc.

=============================================================================
International Equity Portfolio - Statement of Net Assets
April 30, 1998 (unaudited)
=============================================================================



                                                                                            Shares                   Value (1)
                                                                                    -----------------------   ---------------------

Long Term Investments - 95.5%

Common Stocks - 95.5%

Argentina - 0.8%
Quilmes Industrial SA (Foods/Beverages)                                                            397,600          $  3,459,120

                                                                                                          ------------------------

Australia -0.1%
Rio Tinto Ltd. (Mining)
                                                                                                    21,400               296,983
                                                                                                            ----------------------

Bermuda -1.6%
PartnerRe Ltd. (Insurance)
                                                                                                   129,500             6,483,094
                                                                                                             ---------------------

Canada - 2.2%
Imperial Oil Ltd. (Oil/Gas)
                                                                                                   166,000             9,181,875
                                                                                                              --------------------

France - 6.6%
Dassault Systemes SA (Computers)
                                                                                                    94,000             3,690,260
Financiere et Industrielle Gaz et Eaux (Diversified Holdings)
                                                                                                    18,900             9,494,802
Michelin (CGDE) - Class B (Manufacturing)
                                                                                                   218,748            13,787,510
                                                                                                              ---------------------
                                                                                                              ---------------------

                                                                                                                      26,972,572
                                                                                                              ---------------------

Germany 10.6%
Allianz AG (Insurance)
                                                                                                    17,500             5,386,717
Bayer AG (Chemicals)
                                                                                                   308,000            13,705,682
Daimler-Benz AG (Automotive)
                                                                                                    82,600             8,221,770
Deutsche Bank AG (Financial)
                                                                                                   209,000            16,094,853
                                                                                                              ---------------------
                                                                                                              ---------------------

                                                                                                                      43,409,022
                                                                                                              ---------------------

Hong Kong - 6.4%
Hutchison Whampoa Ltd. (Diversified Holdings)                                                    2,013,000            12,447,581
Johnson Electric Holdings Ltd. (Electrical Equipment)                                            1,769,824             5,997,428
Li & Fung Ltd. (Distribution/Wholesale)
                                                                                                 2,600,000             4,363,373
Swire Pacific Ltd. - Class A (Diversified Holdings)
                                                                                                   715,000             3,572,094
                                                                                                           -----------------------
                                                                                                           -----------------------

                                                                                                                      26,380,476
                                                                                                             ---------------------

Italy - 1.3%
Luxottica Group SpA - ADR (Optical Supplies)
                                                                                                   320,000             5,340,000
                                                                                                              --------------------

Japan - 10.3%
Atlantis Japan Growth Fund (Investment Company)*
                                                                                                   698,000             2,746,630
Canon, Inc. (Office Equipment)
                                                                                                   448,000            10,626,250
Hirose Electric (Electrical Equipment)
                                                                                                   139,600             7,077,326
Kurita Water Industries (Manufacturing)
                                                                                                   397,000             4,383,366
Mitsubishi Corp. (Distribution/Wholesale)
                                                                                                   805,000             6,100,333
Denso Corp. (Electrical Equipment)
                                                                                                   461,000             7,947,674
Tokio Marine & Fire Insurance Co. (Insurance)
                                                                                                   335,000             3,655,654
                                                                                                           -----------------------
                                                                                                           -----------------------

                                                                                                                      42,537,233
                                                                                                           -----------------------

Malaysia - 0.6%
Sime Darby Berhad (Financial)
                                                                                                 2,579,000             2,290,902
                                                                                                              --------------------

Harding, Loevner Funds, Inc.

===============================================================================
International Equity Portfolio - Statement of Net Assets (continued)
April 30, 1998 (unaudited)
===============================================================================


                                                                                            Shares                   Value (1)
                                                                                    -----------------------   ---------------------
Mexico - 2.0%
Kimberly-Clark de Mexico SA de CV (Manufacturing)                                                 1,719,000         $ 8,338,660

                                                                                                              ---------------------

Netherlands - 11.1%
IHC Caland NV (Transportation)                                                                     135,900            7,914,937

ING Groep NV (Financial)                                                                           197,200           12,823,078

Royal Dutch Petroleum Co. - NY Shares (Oil/Gas)                                                    295,000           16,685,938

Wolters Kluwer NV (Publishing)                                                                      64,100            8,383,919

                                                                                                          ------------------------
                                                                                                          ------------------------

                                                                                                                     45,807,872
                                                                                                          ------------------------

Singapore - 2.1%
Acer Computer International Ltd. (Computers)                                                       610,000              359,900

Courts Ltd. (Retail)                                                                               907,500              352,455

Development Bank of Singapore (Financial)                                                        1,019,700            6,761,509

Development Bank of Singapore - Class F (Financial)                                                185,400            1,205,949

                                                                                                        ------------------------
                                                                                                        ------------------------

                                                                                                                      8,679,813
                                                                                                        ------------------------

South Africa - 2.0%
LibLife Strategic Investments Ltd. (Diversified Holdings)                                         2,024,800           8,319,723

                                                                                                        ------------------------

Spain - 2.8%
Banco Intercontinental Espanol (Financial)                                                         173,000           11,703,777

                                                                                                        ------------------------

Sweden - 4.3%
Investor AB - Class B (Holding Company)                                                            313,400           17,715,834

                                                                                                        ------------------------

Switzerland - 15.2%
Abb Ag Namen (Engineering)                                                                          54,500           17,881,676

Nestle SA - ADR (Foods/Beverages)                                                                  199,900           19,391,040

Novartis AG (Pharmaceuticals)                                                                        6,485           10,657,781

Schweizerische Bankverein - Class R (Financial)                                                     11,600            4,034,446

SGS Societe Generale de Surveillance Holding SA - Class R (Commercial Services)                     30,050           10,591,722

                                                                                                             --------------------
                                                                                                             --------------------
                                                                                                                     62,556,665

                                                                                                              -------------------

Thailand - 2.0%
Bangkok Bank Co. Ltd. (Financial)                                                                1,680,000            4,221,762

The Siam Cement Co., Ltd. (Manufacturing/Distribution)                                             272,500            3,854,533

                                                                                                              -------------------
                                                                                                              -------------------

                                                                                                                      8,076,295
                                                                                                              -------------------

United Kingdom - 13.5%
Glaxo Wellcome plc - ADR (Pharmaceuticals)                                                         184,000            10,407,500

Pearson plc (Multimedia)                                                                           520,000             8,160,225

Railtrack Group plc (Transportation/Rail)                                                          628,000            11,528,191

Rentokil Initial plc (Commercial Services)                                                       2,266,000            14,784,970

Rio Tinto plc (Mining)                                                                             727,000            10,459,931

                                                                                                              --------------------
                                                                                                                      55,340,817

                                                                                                              --------------------

Total Common Stocks - (Cost - $347,776,291)                                                                          392,890,733

                                                                                                              --------------------

Rights & Warrants - 0.0%
Atlantis Japan Growth Fund Rights expiring 4/30/10  (Japan)*                                        53,000                17,755

Acer Computer Int'l Ltd. Rights expiring 7/31/01 (Singapore)*                                      112,000                 8,488

                                                                                                            ---------------------
Total (Cost - $43,680)                                                                                                    26,243



Harding Loevner Funds, Inc.

===============================================================================
International Equity Portfolio - Statement of Net Assets (continued)
April 30, 1998 (unaudited)
===============================================================================


                                                                                         Face Amount                 Value (1)
                                                                                    -----------------------   --------------------

Total Long-Term Investments - (Cost - $347,819,971)                                                                $392,916,976

                                                                                                              --------------------

Cash Equivalents - 3.8%
Investors Bank & Trust  Company  Repurchase  Agreement,  5.06% due 5/1/98 in the
     amount of $15,460,631;  Issued 4/30/98 (collateralized by $8,545,000 par of
     Federal Home Loan Bank, 6.3% due 12/30/02 with a market value of $8,708,381
     and  $7,551,954  par  of  Federal  National   Mortgage   Association  REMIC
     93-156B,6.50%
     due 4/25/18 with a market value of $7,523,001) (Cost - $15,458,458)            $     15,458,458                 15,458,458

                                                                                                          ------------------------

Total Investments - 99.5% (Cost - $363,278,429)
                                                                                                                    408,375,434
                                                                                                          ------------------------

Other Assets Net of Liabilities - 0.7%
Foreign Cash (Cost - $79,832)
                                                                                                                         79,428
Other assets
                                                                                                                      3,107,080
Payable to Investment Adviser
                                                                                                                        (7,925)
Other liabilities
                                                                                                                      (348,841)
                                                                                                              --------------------

                                                                                                                      2,829,742
                                                                                                              --------------------

Net Assets - 100%
Applicable to 31,737,997 outstanding $.001 par value shares
(authorized 500,000,000 shares)                                                                                    $411,205,176

                                                                                                              ====================

Net Asset Value, Offering and Redemption Price Per Share                                                                 $12.96

                                                                                                              ====================

Components of Net Assets as of April 30, 1998 were as follows:
Capital Stock at par value ($.001)                                                                                       31,738

Capital Stock in excess if par value                                                                                366,934,625

Undistributed investment income, net                                                                                     24,985

Accumulated net realized loss on investments and foreign currency-related
transactions                                                                                                          (869,570)
Net unrealized appreciation in investments and on assets and liabilities denominated
 in foreign currencies
                                                                                                                     45,083,398
                                                                                                              -------------------
                                                                                                              ===================

                                                                                                                 $411,205,176
                                                                                                              ===================

*         non-income producing security
ADR  American Depositary Receipt
 (1)      See Note 2 to Financial Statements

                        See Notes to Financial Statements



Harding, Loevner Funds, Inc.

===============================================================================
Global Equity Portfolio - Statement of Net Assets
April 30, 1998 (unaudited)
===============================================================================

                                                                                           Shares                    Value (1)
                                                                                  -------------------------   --------------------

Long Term Investments - 98.2%

Common Stocks - 94.4%

Argentina - 0.7%
Quilmes Industrial SA (Foods/Beverages)                                                    $50,000                    435,000

                                                                                                      ------------------------

Bermuda - 1.5%
PartnerRe Ltd. (Insurance)                                                                  20,000                  1,001,250

                                                                                                      ------------------------

Canada - 1.8%
Royal Bank of Canada (Financial)                                                            20,000                  1,196,503

                                                                                                      ------------------------

France - 2.7%
Financiere et Industrielle Gaz et Eaux (Diversified Holdings)                                3,500                  1,758,297

                                                                                                      ------------------------

Germany - 4.3%
Bayer AG (Chemicals)                                                                        20,000                    889,979

Deutsche Bank AG (Financial)                                                                25,000                  1,925,222

                                                                                                      ------------------------
                                                                                                      ------------------------
                                                                                                                    2,815,201

                                                                                                      ------------------------

Hong Kong - 6.1%
Hutchison Whampoa Ltd. (Diversified Holdings)                                              300,000                  1,855,079

Johnson Electric Holdings Ltd. (Electrical Equipment)                                      300,000                  1,016,614

Swire Pacific Ltd. - Class A (Diversified Holdings)                                        220,000                  1,099,105

                                                                                                      ------------------------
                                                                                                                    3,970,799

                                                                                                      ------------------------

Ireland - 0.8%
CBT Group plc - ADR (Computers)*                                                            10,000                    508,750

                                                                                                      ------------------------

Japan - 4.8%
Atlantis Japan Growth Fund (Investment Company)*                                           100,000                    393,500

Canon, Inc. (Office Equipment)                                                              40,000                    948,772

Hirose Electric (Electrical Equipment)                                                      10,000                    506,973

Mitsubishi Corp. (Distribution/Wholesale)                                                  175,000                  1,326,159

                                                                                                      ------------------------
                                                                                                      ------------------------
                                                                                                                   3,175,404

                                                                                                      ------------------------

Malaysia - 0.4%
Sime Darby Berhad (Financial)                                                             262,000                    232,732

                                                                                                      ------------------------

Mexico - 1.1%
Kimberly-Clark de Mexico SA de CV (Manufacturing)                                         150,000                    727,632

                                                                                                     ------------------------

Netherlands - 5.5%
Royal Dutch Petroleum Co. - NY Shares (Oil/Gas)                                            45,000                  2,545,313

Wolters Kluwer NV (Publishing)                                                              8,000                  1,046,354

                                                                                                     ------------------------
                                                                                                     ------------------------

                                                                                                                   3,591,667
                                                                                                     ------------------------

South Africa - 1.2%
LibLife Strategic Investments Ltd. (Diversified Holdings)                                 196,957                    809,279

                                                                                                     ------------------------

Sweden  - 3.0%
Investor AB - Class B (Holding Company)                                                    35,000                  1,978,475




Harding, Loevner Funds, Inc.

===============================================================================
Global Equity Portfolio - Statement of Net Assets (continued)
April 30, 1998 (unaudited)
===============================================================================

                                                                                           Shares                    Value (1)
                                                                                  -------------------------   ---------------------
Switzerland - 8.7%
Abb Ag Namen (Engineering)                                                                  5,000            $     1,640,521

Nestle SA - ADR (Foods/Beverages)                                                          20,000                  1,940,074

Schweizerische Bankverein - Class R (Financial)                                             2,000                    695,594

SGS Societe Generale de Surveillance Holding SA - Class R (Commercial  Services)            4,000                  1,409,880

                                                                                                     ------------------------
                                                                                                     ------------------------

                                                                                                                   5,686,069
                                                                                                     ------------------------

Thailand - 2.0%
Bangkok Bank Co. Ltd. (Financial)                                                         290,000                    728,757

The Siam Cement Co., Ltd. (Manufacturing/Distribution)                                     40,000                    565,803

                                                                                                     ------------------------
                                                                                                     ------------------------

                                                                                                                   1,294,560
                                                                                                     ------------------------

United Kingdom - 8.6%
Pearson plc (Multimedia)                                                                   75,000                  1,176,956

Railtrack Group plc (Transportation/Rail)                                                  60,000                  1,101,420

Rentokil Initial plc (Commercial Services)                                                250,000                  1,631,175

Rio Tinto plc (Mining)                                                                    120,000                  1,726,535

                                                                                                     ------------------------
                                                                                                     ------------------------

                                                                                                                   5,636,086
                                                                                                     ------------------------

United States - 41.2%
Airgas, Inc. (Manufacturing/Distribution)*                                                 50,000                    775,000

Allied Capital Corp. (Investment Company)                                                  98,080                  2,550,080

AlliedSignal, Inc. (Aerospace/Defense)                                                     35,000                  1,533,438

Aspen Technologies, Inc. (Computers)*                                                      15,000                    733,125

Baxter International, Inc. (Medical Products)                                              30,000                  1,663,125

Boeing Co. (Aerospace/Defense)                                                             20,000                  1,001,250

Colgate-Palmolive Co. (Consumer Products)                                                  20,000                  1,793,750

Deere & Co. (Manufacturing)                                                                20,000                  1,168,750

Dover Corp. (Manufacturing)                                                                50,000                  1,975,000

Exxon Corp. (Oil/Gas)                                                                      25,000                  1,823,438

Federal National Mortgage Association (Financial)                                          45,000                  2,694,375

Monsanto Co. (Agriculture)*                                                                12,000                    634,500

Pfizer, Inc. (Pharmaceuticals)                                                             12,000                  1,365,750

Schlumberger, Ltd. (Oil/Gas)                                                               25,000                  2,071,875

Thermo Electron Corp. (Manufacturing)*                                                     45,000                  1,791,562

Wellman, Inc. (Manufacturing)                                                              25,000                    565,624

Wisconsin Central Transportation Corp. (Transportation/Rail)*                              45,000                  1,102,500

Wrigley (WM) Jr. Co. (Foods/Confectionery)                                                 20,000                  1,780,000

                                                                                                     ------------------------
                                                                                                     ------------------------
                                                                                                                  27,023,142
                                                                                                     ------------------------

Total Common Stocks - (Cost - $42,368,719)                                                                        61,840,846
                                                                                                     ------------------------

Rights & Warrants - 0.0%
Atlantis Japan Growth Fund expiring 4/30/10 (Japan)*                                      16,000                      5,360

Scania AB expiring 6/4/99 (Sweden)*                                                       30,000                     23,478

                                                                                                     ------------------------
                                                                                                     ------------------------
Total (Cost - $179,125)
                                                                                                                     28,838
                                                                                                     ------------------------

Fixed Income  - 3.8%                                                                     Face Amount
                                                                                  -------------------------

United States - 3.8%
J.P. Morgan & Co. (FRN), 2.772% due 2/15/12                                        $    1,000,000                    927,809

U.S. Treasury Note, 7.000% due 7/15/06                                                  1,000,000                  1,079,687

U.S. Treasury Note, 6.125% due 8/15/07                                                    500,000                    513,750

                                                                                                     ------------------------
Total Fixed Income - (Cost - $2,615,403)
                                                                                                                   2,521,246
                                                                                                     ------------------------




                                                                                         Face Amount                 Value (1)
                                                                                  -------------------------   ----------------

Total Long-Term Investments - (Cost - $45,163,247)                                                             $   64,390,930

                                                                                                     ========================

Cash Equivalents - 1.2%
Investors Bank & Trust  Company  Repurchase  Agreement,  5.06% due 5/1/98 in the
     amount of  $760,260;  Issued  4/30/98  (collateralized  by $777,156  par of
     Government National Mortgage Association #DO88717, 7.00% due 10/20/25
     due 4/25/18 with a market value of $798,177) (Cost - $760,154)                  $    760,154                    760,154

                                                                                                     ------------------------

Total Investments - 99.4% (Cost - $45,923,401)                                                                    65,151,084
                                                                                                     ------------------------

Other Assets Net of Liabilities - 0.6%
Other assets                                                                                                         591,635
Payable to Investment Adviser                                                                                        (1,671)
Other liabilities                                                                                                  (202,198)

                                                                                                     ------------------------
                                                                                                     ------------------------

                                                                                                                     387,766
                                                                                                     ------------------------

Net Assets - 100%
Applicable to 3,492,968 outstanding $.001 par value shares
(authorized 500,000,000 shares)                                                                                 $ 65,538,850

                                                                                                     ========================

Net Asset Value, Offering and Redemption Price Per Share
                                                                                                                     $ 18.76

                                                                                                     ========================

Components of Net Assets as of April 30, 1998 were as follows:
Capital Stock at par value ($.001)                                                                                     3,493
Capital Stock in excess if par value                                                                              44,184,877
Accumulated distribution in excess of investment income, net                                                        (81,989)

Accumulated net realized gain on investments and foreign currency-related
transactions                                                                                                       2,203,852
Net unrealized appreciation in investments and on assets and liabilities denominated
 in foreign currencies                                                                                            19,228,617
                                                                                                     ------------------------
                                                                                                     ========================
                                                                                                             $   65,538,850

                                                                                                     ========================





         non-income producing security
*         non-income producing security
(1)      See Note 2 to Financial Statements
ADR  American Depositary Receipt
FRN   Floating Rate Note









Harding, Loevner Funds, Inc.

=============================================================================
Multi-Asset Global Portfolio - Statement of Net Assets
April 30, 1998 (unaudited)
=============================================================================

                                                                                     Shares                    Value
                                                                                --------------   ------------------------

Long Term Investments - 95.1%

Common Stocks- 63.1%

Canada - 1.0%
Royal Bank of Canada (Financial)                                                      $ 1,100                     65,808

                                                                                                 ------------------------

France - 3.9%
Financiere et Industrielle Gaz et Eaux (Diversified Holdings)
                                                                                          274                    137,650
Michelin (CGDE) - Class B (Manufacturing)
                                                                                        1,800                    113,452
                                                                                                 ------------------------

                                                                                                                 251,102
                                                                                                 ------------------------

Germany - 4.7%
Bayer AG (Chemicals)
                                                                                        2,500                    111,247
Deutsche Bank AG (Financial)
                                                                                        2,500                    192,523
                                                                                                 ------------------------

                                                                                                                 303,770
                                                                                                 ------------------------

Hong Kong - 4.1%
Dairy Farm International Holdings Ltd. (Retail/Manufacturing/Wholesale)
                                                                                       80,000                    102,400
Hutchison Whampoa Ltd. (Diversified Holdings)
                                                                                       17,000                    105,121
Swire Pacific Ltd. - Class A (Diversified Holdings)
                                                                                       12,000                     59,951
                                                                                                 ------------------------

                                                                                                                 267,472
                                                                                                 ------------------------

Japan - 2.9%
Atlantis Japan Growth Fund (Investment Company)*
                                                                                        7,000                     27,545
Canon, Inc. (Office Equipment)
                                                                                        3,000                     71,158
Mitsubishi Corp. (Distribution/Wholesale)
                                                                                       12,000                     90,937
                                                                                                 ------------------------

                                                                                                                 189,640
                                                                                                 ------------------------

Malaysia - 0.2%
Sime Darby Berhad  (Financial)
                                                                                       15,000                     13,324
                                                                                                 ------------------------

Netherlands - 3.7%
Royal Dutch Petroleum Co. - NY Shares (Oil/Gas)
                                                                                        3,200                    181,000
Wolters Kluwer NV (Publishing)
                                                                                          450                     58,857
                                                                                                 ------------------------
                                                                                                 ------------------------

                                                                                                                 239,857
                                                                                                 ------------------------

Singapore - 1.3%
Development Bank of Singapore (Financial)
                                                                                       11,000                     72,940
Development Bank of Singapore - Class F (Financial)
                                                                                        2,000                     13,009
                                                                                                 ------------------------
                                                                                                 ------------------------

                                                                                                                  85,949
                                                                                                 ------------------------

Sweden - 3.1%
Investor AB - Class B (Holding Company)
                                                                                        3,500                    197,848
                                                                                                 ------------------------

Switzerland - 8.2%
Abb Ag Namen (Engineering)
                                                                                          500                    164,052
Nestle SA - ADR (Foods/Beverages)
                                                                                        2,000                    194,007
Schweizerische Bankverein - Class R (Financial)
                                                                                          200                     69,559
SGS Societe Generale de Surveillance Holding SA - Class R (Commercial Services)
                                                                                          300                    105,742
                                                                                                 ------------------------
                                                                                                 ------------------------
                                                                                                                533,360
                                                                                                 ------------------------

Harding, Loevner Funds, Inc.

===============================================================================
Multi-Asset Global Portfolio - Statement of Net Assets (continued)
April 30, 1998 (unaudited)
===============================================================================


                                                                                      Shares                  Value (1)
                                                                                     -------------       --------------------
Thailand - 0.5%
The Siam Cement Co., Ltd. (Manufacturing/Distribution)                                     2,400             $       33,948
                                                                                                         --------------------

United Kingdom - 2.7%
Rentokil Initial plc (Commercial Services)                                                11,000                     71,771
Rio Tinto plc (Mining)
                                                                                           7,000                    100,714
                                                                                                    ------------------------
                                                                                                    ------------------------

                                                                                                                    172,485
                                                                                                    ------------------------

United States - 26.8%
Allied Capital Corp. (Aerospace/Defense)                                                   5,900                    153,400
Boeing Co. (Aerospace/Defense)                                                             2,200                    110,138
Colgate-Palmolive Co. (Consumer Products)                                                  2,400                    215,250
Deere & Co. (Manufacturing)                                                                1,700                     99,344
Dover Corp. (Manufacturing)                                                                3,000                    118,500
Exxon Corp. (Oil/Gas)                                                                      2,900                    211,519
Federal National Mortgage Association (Financial)                                          2,900                    173,638
International Business Machines Corp. (Computers)                                            600                     69,525
Johnson & Johnson (Medical Products)                                                       1,800                    128,475
Royce OTC Micro-Cap Trust, Inc. (Investment Company)                                      10,900                    121,262
Schlumberger, Ltd. (Oil/Gas)                                                               1,200                     99,450
Thermo Electron Corp. (Manufacturing)*                                                     3,000                    119,437
Wisconsin Central Transportation Corp. (Transportation/Rail)*                              1,600                     39,200
Wrigley (WM) Jr. Co. (Foods/Confectionery)                                                   900                     80,100
                                                                                                    ------------------------
                                                                                                    ------------------------

                                                                                                                  1,739,238
                                                                                                    ------------------------

Total Common Stocks - (Cost - $3,298,168)                                                                         4,093,801
                                                                                                    ------------------------

Rights & Warrants - 0.0%
Atlantis Japan Growth Fund expiring 4/30/10 (Japan)*                                         400                        134
Scania AB expiring 6/4/99 (Sweden)*                                                        2,000                      1,565
                                                                                                    ------------------------
                                                                                                    ------------------------
       Total  - (Cost - $2,711)                                                                                       1,699
                                                                                                    ------------------------





Fixed Income - 32.0%                                                                      Face Amount
                                                                                     ----------------------

United Kingdom  - 3.0%
UK Treasury Consols, 4.000% due 12/29/49                                         $        50,000                     54,758
United Kingdom Treasury, 7.000% due 6/7/02                                       GBP      80,000                    138,149
                                                                                                    ------------------------
                                                                                                    ------------------------

                                                                                                                    192,907
                                                                                                    ------------------------

United States - 29.0%
Capital Cities/ABC, Inc., 8.750% due 8/15/21                                      $      25,000                      30,906
Comcast Corp., 10.625% due 7/15/12                                                      100,000                     125,000
GNMA, 8.000% due 8/15/07                                                                 13,666                      14,174
GNMA, 7.000% due 6/15/09                                                                108,375                     110,882
GNMA, 8.500% due 5/15/18                                                                 16,381                      17,267
GNMA, 9.500% due 9/20/20                                                                  9,830                      10,545
GNMA, 7.500% due 6/15/27                                                                142,472                     146,301
GNMA, 7.000% due 4/15/28                                                                150,000                     151,782
GPA Delaware, Inc., 8.750% due 12/15/98                                                  50,000                      50,625
Rockefeller Center Property CVT, 0.000% due 12/31/00                                    250,000                     185,000
U.S. Treasury Inflation Index Note, 3.375% due 1/15/07                                  150,000                     148,432
U.S. Treasury Inflation Index Note 3.625% due 4/15/28                                   150,000                     149,013
U.S. Treasury Note, 6.375% due 5/15/99                                                  150,000                     151,125
U.S. Treasury Note, 8.750% due 8/15/00                                                  175,000                     186,648
U.S. Treasury Note, 7.875% due 8/15/01                                                   25,000                      26,633




                                                                                          Face Amount                Value (1)
                                                                                     ----------------------   ---------------------
United States (continued)
U.S. Treasury Note, 7.000% due 7/15/06                                                $ 250,000                    $ 269,922
U.S. West Cap Funding, Inc., 6.950% due 1/15/37                                         100,000                      105,152

                                                                                                     ------------------------
                                                                                                     ------------------------
                                                                                                                   1,879,408
                                                                                                     ------------------------

Total Fixed Income - (Cost - $2,030,062)                                                                           2,072,315

                                                                                                     ------------------------

Total Long-Term Investments - (Cost - $5,330,941)                                                                  6,167,815
                                                                                                     ------------------------

Cash Equivalents - 4.3%
Investors Bank & Trust  Company  Repurchase  Agreement,  5.06% due 5/1/98 in the
     amount of  $279,516;  Issued  4/30/98  (collateralized  by $280,356  par of
     Federal Home Loan Mortgage Corp. ARM #845202, 7.77% due 10/01/22
     with a market value of $293,501) (Cost - $279,477)                              279,477                         279,477
                                                                                                     ------------------------

Total Investments - 99.4% (Cost - $5,610,418)                                                                      6,447,292
                                                                                                     ------------------------

Other Assets Net of Liabilities - 0.6%
Foreign Cash (Cost - $1,044)                                                                                           1,041
Other assets                                                                                                          68,560
Payable to Investment Adviser                                                                                        (4,776)
Other liabilities                                                                                                   (26,345)
                                                                                                     ------------------------
                                                                                                     ------------------------
                                                                                                                      38,479
                                                                                                     ------------------------

Net Assets - 100%
Applicable to 541,198 outstanding $.001 par value shares
(authorized 500,000,000 shares)                                                                                 $  6,485,771

                                                                                                     ========================

Net Asset Value, Offering and Redemption Price Per Share                                                              $11.98

                                                                                                     ========================

Components of Net Assets as of April 30, 1998 were as follows:
Capital Stock at par value ($.001)                                                                                       541
Capital Stock in excess if par value                                                                               5,639,777
Accumulated net realized gain on investments and foreign currency-related
transactions                                                                                                           8,637
Net unrealized appreciation in investments and on assets and liabilities
denominated in foreign currencies                                                                                    836,816
                                                                                                     ------------------------
                                                                                                     ========================
                                                                                                                 $ 6,485,771

                                                                                                     ========================



*             non-income producing security
(1)          See Note 2 to Financial Statements
ADR      American Depositary Receipt
ARM      Adjustable Rate Mortgage
CVT       Convertible  Bond
GBP       Great Britain Pound
GNMA   Government National Mortgage Association

                        See Notes to Financial Statements




Harding, Loevner Funds, Inc.

==============================================================================
Statements of Operations
For the Six Months Ended April 30, 1998 (unaudited)
==============================================================================




                                                           International Equity                Global Equity     Multi-Asset Global
                                                                Portfolio                        Portfolio             Portfolio

                                                    -----------------------                ---------------------- -----------------
Investment Income
Interest                                                        $  389,933                      $     126,557            $68,541

Dividends (net of withholding taxes of
  $266,089, $22,148 and $2,451, respectively)                    2,179,540                            438,357             35,888

                                                    -----------------------                    ------------------ ------------------
  Total investment income                                        2,569,472                            564,914            104,429

                                                    -----------------------                    ------------------ ------------------

Expenses
Investment advisory fees                                         1,446,683                            318,111             28,435

Administration fees                                                289,337                             47,717              4,265

Custodian fees                                                     164,695                             24,007              5,567

Shareholder recordkeeping fees                                      23,445                              9,400              1,786

Legal fees                                                          15,000                              1,111                445

Audit fees                                                          10,250                             10,250             10,250

Directors' fees and expenses                                        22,985                              3,662                353
Insurance expense                                                    9,235                              1,511                133

State registration filing fees                                      18,715                              4,779              4,736

SEC filing fees                                                      3,874                              3,116                284
Organizational costs                                                 7,282                              6,388              1,578
Other fees and expenses                                             16,182                              4,238                919
                                                    -----------------------                    ------------------ ------------------

  Total operating expenses                                       2,027,683                            434,290             58,751

Waiver of investment advisory fee                                 (98,823)                            (36,664)           (23,207)
                                                    -----------------------                    ------------------ ------------------

  Total expenses                                                 1,928,860                             397,626             35,544

                                                     -----------------------                   ------------------ ------------------

Investment income, net
                                                                   640,613                             167,288             68,885
                                                     -----------------------                   ------------------ ------------------

Realized and unrealized gain (loss) on investments
and foreign currency-related transactions
---------------------------------------------------
Net realized gain (loss) from investments                        (647,572)                           2,236,057            (33,018)


Net realized gain (loss) from foreign currency-
     related transactions                                        (222,062)                            (32,189)                873

Net unrealized appreciation on investments                      42,494,830                           5,355,772            563,932

Net unrealized appreciation on translation of
     assets and liabilities denominated in
     foreign currencies                                              7,156                               7,694                671
                                                    ----------------------------          -    ----------------- -----------------

     Realized and unrealized gain on investments
     and foreign currency-related transactions                  41,632,352                           7,567,334            532,458

                                                    ----------------------------               ----------------  ------------------

Net increase in net assets
 resulting from operations                                   $  42,272,965                      $    7,734,622          $ 601,343

                                                    ============================          ======================== =================


                        See Notes to Financial Statements



Harding, Loevner Funds, Inc.

===============================================================================
Statements of Changes in Net Assets
===============================================================================






                                                                                           International Equity Portfolio
                                                              ---------------------------------------------------------------------


                                                           For the Six Months
                                                                 Ended           For the Ten Months               For the Year
                                                            April 30, 1998             Ended                         Ended
                                                             (unaudited)          October 31, 1997              October 31, 1996
                                                         ----------------------  -----------------------     --------------------

Increase (Decrease) in Net Assets from Operations
   Investment income, net                                $         640,613       $      3,800,579                  $1,541,518


Net realized gain (loss) from investments and foreign
   currency-related transactions                                 (869,634)              1,673,631                   2,679,097


Net unrealized appreciation (depreciation) on
    investments and on translation of assets and
    liabilities denominated in foreign currencies               42,501,986            (6,115,473)                   4,804,186

                                                         ------------------  -------------------   ---------------------------

Net increase (decrease) in net assets resulting
   from operations                                              42,272,965            (641,263)                     9,024,801

                                                         ------------------  -------------------   ---------------------------

Distributions to Shareholders from:
Investment income, net                                           3,375,872               59,386                     1,541,518


Excess of investment income, net
                                                                         -                    -                       649,872

Net realized gain from investments and foreign
   currency-related transactions                                 2,200,300                    -                     2,144,787

                                                         ------------------  -------------------   ---------------------------

Total distributions                                              5,576,172               59,386                     4,336,177

                                                         ------------------  -------------------   ---------------------------

Capital Share Transactions, Net                               (12,795,884)          146,647,680                   168,942,060

                                                         ------------------  -------------------   ---------------------------

Net increase in net assets                                      23,900,909          145,947,031                   173,630,684


Net Assets
   Beginning of period                                         387,304,267          241,357,236                    67,726,552

                                                         ------------------  -------------------   ---------------------------

   End of period                                        $      411,205,176       $  387,304,267               $  241,357,236

                                                         ==================  ===================   ===========================

Undistributed (Distributions in excess of)
   Investment Income, Net                                      $    24,985         $  2,760,244                 $  (460,403)

                                                         ==================  ===================   ===========================



* Commencement of operations
                                              See Notes to Financial Statements








Harding, Loevner Funds, Inc.

===============================================================================
Statements of Changes in Net Assets (continued)
===============================================================================




                                                     Global Equity     Global Equity        Multi-Asset Global   Multi-Asset Global
                                                       Portfolio        Portfolio             Portfolio              Portfolio
                                                   For  the Six  Months  For the
                                                 Period  From For the Six Months
                                                 For the Period From Ended April
                                                 30,  1998   December  1,  1996*
                                                 Ended April 30,  1998  November
                                                 1, 1996*
                                                      (unaudited)     to October 31, 1997      (unaudited)      to October 31, 1997
                                                -------------------  ------------------  ------------------------- -----------------

Increase (Decrease) in Net Assets from Operations
Investment income, net                                   $ 167,288          $  671,290     $     68,885                  $ 112,943


Net realized gain (loss) from investments and
   foreign currency-related transactions                 2,203,868           6,441,028         (32,145)                     89,059


Net unrealized appreciation (depreciation) on
   investments and on translation of assets and
   liabilities denominated in foreign currencies         5,363,466         (2,623,299)         564,603                     272,213

                                                    --------------- ------------------- ---------------- --------------------------

Net increase in net assets resulting
   from operations                                       7,734,622           4,489,019         601,343                     474,215

                                                    --------------- ------------------- ---------------- --------------------------

Distributions to Shareholders from:
Investment income, net                                     738,561              49,310        164,390                       12,110


Excess of investment income, net                            81,989                   -                -                          -

Net realized gain from investments and foreign
   currency-related transactions                         6,491,751                   -           53,605                          -
                                                    --------------- ------------------- ---------------- --------------------------

Total distributions                                      7,312,301              49,310          217,995                     12,110
                                                    --------------- ------------------- ---------------- --------------------------


Capital Share Transactions, Net                            234,395          60,442,425          927,193                  4,713,125

                                                    --------------- ------------------- ---------------- --------------------------

Net increase in net assets                                 656,716          64,882,134        1,310,541                  5,175,230


Net Assets
   Beginning of period                                  64,882,134                   -        5,175,230                          -

                                                    --------------- ------------------- ---------------- --------------------------

   End of period                                        65,538,850       $  64,882,134     $  6,485,771                $ 5,175,230

                                                    =============== =================== ================ ==========================

Undistributed (Distributions in excess of)
Investment Income, Net                               $    (81,989)      $        571,273     $           -  $               95,505
                                                    =============== =================== ================ ==========================






* Commencement of operations




Harding, Loevner Funds, Inc.

===============================================================================
Financial Highlights
===============================================================================



                                                                                           International Equity Portfolio
                                                  -------------------------------------------------------------------------------
                                                For the Six
                                                Months Ended      For the Year      For the Ten       For the Year    For the Period
                                               Apr. 30, 1998         Ended       Months Ended Oct.        Ended           Ended
                                                (unaudited)      Oct. 31, 1997        31, 1996        Dec. 31, 1995   Dec. 31, 1994*
                                             ------------------  ---------------  -----------------  ----------------------------

Per Share Data
Net asset value, beginning of period               $11.79           $11.61            $10.77          $ 9.71          $ 10.00

Increase (Decrease) in Net Assets from
Operations
Investment income, net                               0.08             0.13              0.08            0.10             0.04


Net realized and unrealized gain (loss) on
investments and foreign
currency-related transactions                        1.27             0.05(d)           0.97            1.06           (0.29)

                                            --------------   --------------  ----------------   ------------------------------

  Net increase (decrease) from investment
  operations                                         1.35             0.18             1.05            1.16            (0.25)

                                            --------------   --------------  ----------------   ------------------------------

Distributions to Shareholders from:
Investment income, net                               0.11             0.00(c)          0.08            0.10             0.03


Excess of investment income, net
                                                        -                -              0.03               -                -

Net realized gain from investments and
  foreign currency-related transactions
                                                     0.07                -              0.10      -                         -

Excess of net realized gain on investments
and foreign currency-related
transactions
                                                        -                -                 -               -             0.01
                                            --------------   --------------  ----------------   ------------------------------

  Total distributions
                                                     0.18                -              0.21            0.10             0.04
                                            --------------   --------------  ----------------   ------------------------------

Net asset value, end of period                     $12.96           $11.79            $11.61          $10.77            $9.71
                                            ==============   ==============  ================   ==============================

Total Return                                       13.35%(b)         1.57%             9.81%(b)       11.99%          (2.47%)(b)

Ratios/Supplemental Data
Net assets, end of period (000's)                $411,205         $387,304          $241,357         $67,727           $8,904

Ratio of net operating expenses to
  average net assets                                1.00%(a)         1.00%             1.00%(a)        0.99%            0.95%(a)

Ratio of investment income, net to
  average net assets                                0.33%(a)         1.29%             1.29%(a)        1.30%            1.13%(a)

Decrease reflected in above expense ratios
 due to waiver of investment advisory
 and administration fees, and reimbursement
 of other expenses                                  0.05%(a)         0.14%             0.14%(a)        0.54%            1.33%(a)

Portfolio turnover                                    11%(b)           31%               17%(b)          28%              27%(b)

Average commission rate paid**                         $0.02         $0.04                $0.02          N/A               N/A



(a)    Annualized
(b)    Not Annualized
(c)    Rounds to less than $0.01
(d) Includes the effect of net realized gains prior to a significant increase in shares outstanding.
*      Commencement of Operations was May 11, 1994
** For fiscal years beginning November 1, 1995, the Portfolio is required to disclose its average commission rate per share for purchases and sales of investment securities.

                                             See Notes to Financial Statements



Harding, Loevner Funds, Inc.

===============================================================================
Financial Highlights (continued)
===============================================================================





                                                                Global Equity Portfolio               Multi-Asset Global Portfolio
                                                  --------------------------------------------    ---------------------------------
                                                For the Six                           For the Six
                                               Months Ended     For the Period From   Months Ended       For the Period
                                               Apr. 30, 1998     Dec. 1, 1996* to     Apr. 30, 1998     From Nov. 1, 1996**
                                                (unaudited)       Oct. 31, 1997        (unaudited)       To Oct. 31, 1997
                                           ----------------- -------------------  ------------------- -------------------------

Per Share Data
Net asset value, beginning of period                 $18.70               $17.58 (a)         $11.26            $10.00

Increase in Net Assets from Operations
Investment income, net                                 0.25                 0.19               0.55              0.25


Net realized and unrealized gain on investments
   and foreign currency-related transactions           2.00                 0.94               0.63              1.04

                                               -------------   ------------------    ---------------    --------------

   Net increase from investment operations             2.25                 1.13               1.18              1.29
                                               -------------   ------------------    ---------------    --------------

Distributions to Shareholders from:
Investment income, net                                 0.25                 0.01               0.46              0.03


Net realized gain from investments and
   foreign currency-related transactions                1.94                   -                  -                 -

                                               -------------   ------------------    ---------------    --------------

   Total distributions                                  2.19                0.01               0.46              1.26

                                               -------------   ------------------    ---------------    --------------

Net asset value, end of period                       $18.76              $ 18.70            $ 11.98            $11.26
                                               =============   ==================    ===============    ==============

Total Return                                         13.24% (b)            6.45% (b)         10.80% (b)        12.92%

Ratios/Supplemental Data
Net assets, end of period (000's)                   $65,539              $64,882             $6,486            $5,175

Ratio of net operating expenses to
   average net assets                                 1.25% (c)            1.25% (c)          1.25% (c)         1.25%

Ratio of investment income, net to
   average net assets                                 0.53% (c)            1.05% (c)          2.42% (c)         2.50%

Decrease reflected in above expense ratios
   due to waiver of investment advisory
   and reimbursement of other expenses                0.11% (c)            0.12% (c)          0.82% (c)         0.92%

Portfolio turnover                                      15% (b)              39% (b)             9% (b)           36%

Average commission rate paid***                       $0.04                $0.04              $0.03             $0.04






(a) The beginning net asset value of the Portfolio was equal to the total Net Asset Value, as converted, of the outstanding Partnership Units of Harding, Loevner Management, L.P.'s - Global Equity Limited Partnership ("GELP") as of November 30, 1996 (See Note 8 to Financial Statements).
(b)  Not Annualized
(c)  Annualized
* Commencement of Operations was December 1, 1996 following a tax free merger with GELP which was formed on September 27, 1991.
**   Commencement of Operations
*** Represents average commission rate paid per share for purchases and sales of investment securities





Harding, Loevner Funds, Inc.

===============================================================================
Notes to Financial Statements
April 30, 1998 (unaudited)
===============================================================================

1. Organization

Harding, Loevner Funds, Inc. (the "Fund") was organized as a Maryland corporation on July 31, 1996 and is registered under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company. The Fund currently has four Portfolios, three of which were active as of April 30, 1998. The three active Portfolios are: International Equity Portfolio ("International Equity"); Global Equity Portfolio ("Global Equity"); and Multi-Asset Global Portfolio ("Multi-Asset Global"). The investment objective of each portfolio is as follows: International Equity - to seek long-term capital appreciation through investments in equity securities of companies based outside the United States; Global Equity to seek long-term capital appreciation through investments in equity securities of companies based both in and outside the United States and; Multi-Asset Global - to seek long-term capital appreciation and a growing stream of income through investments in equity and debt securities of companies based both in and outside the United States and debt securities of the United States and foreign governments and their agencies and instrumentalities.

International Equity, previously the HLM International Equity Portfolio of the AMT Capital Fund, Inc. (the "AMT Capital Portfolio"), commenced investment operations on May 11, 1994. Effective as of the close of business on October 31, 1996, the AMT Capital Portfolio merged into International Equity pursuant to shareholder approval of the tax-free reorganization. Global Equity commenced operations on December 1, 1996 following the acquisition of net assets of Harding, Loevner Management, L.P.'s - Global Equity L. P. ("GELP"), a limited partnership, in a tax free reorganization. Multi-Asset Global commenced operations on November 1, 1996. The Fund is managed by Harding, Loevner Management, L.P. (the "Investment Adviser").

2. Summary of Significant Accounting Policies

Securities

All securities transactions are recorded on a trade date basis. Interest income and expenses are recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. The Fund amortizes discount or accretes premium on a daily basis to interest income. The Fund uses the specific identification method for determining gain or loss on sales of securities.

Income Tax

It is the policy of each Portfolio of the Fund to qualify as a regulated investment company, if such qualification is in the best interest of its shareholders, by complying with the applicable provisions of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes.

Valuation

All investments in the Fund are valued daily at their market price, which results in unrealized gains or losses. Securities traded on an exchange are valued at their last sales price on that exchange. Securities for which no sales are reported are valued at the latest bid price obtained from a quotation reporting system or from established market makers. Repurchase agreements are valued at their amortized cost plus accrued interest. Securities for which market quotations are not readily available are valued by the Board of Directors. As of April 30, 1998, there were no securities in the Fund which required valuation by the Board of Directors.

Expenses

Expenses directly attributed to a specific Portfolio of the Fund are charged to that Portfolio's operations; expenses not directly attributable to a specific Portfolio are allocated among the Portfolios either equitably or based on their average daily net assets.

Dividends to Shareholders

It is the policy of the Fund to declare dividends from net investment income annually. Net short-term and long-term capital gains distributions for the Portfolios, if any, normally are distributed on an annual basis.

Dividends from net investment income and distributions from net realized gains from investment transactions have been determined in accordance with income tax regulations and may differ from net investment income and realized gains recorded by the Portfolios for financial reporting purposes. Differences result primarily from foreign currency transactions and timing differences related to recognition of income, and gains and losses from investment transactions. To the extent that any differences which are permanent in nature result in overdistributions to shareholders, the amount of the overdistribution is reclassified within the capital accounts based on its federal tax basis treatment. Temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income and net realized capital gains, respectively. To the extent that they exceed net investment income and net realized gains for tax purposes, they are reported as returns of capital.




Harding, Loevner Funds, Inc.

===============================================================================
Notes to Financial Statements (continued)
April 30, 1998 (unaudited)
===============================================================================


2. Summary of Significant Accounting Policies (continued)

Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at exchange rates prevailing when accrued. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized gains and losses from foreign currency-related transactions arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolio's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation or depreciation on translation of assets and liabilities denominated in foreign currencies arise from changes in the value of assets and liabilities other than investments in securities at the period end, resulting from changes in the exchange rate.

Estimates

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3. Investment Advisory Agreement and Affiliated Transactions

The Fund's Board of Directors has approved investment advisory agreements (the "Agreements") with the Investment Adviser. In addition, the Fund has an administration agreement with Investors Capital Services, Inc. (formerly AMT Capital Services, Inc.), which assists in managing and supervising all aspects of the Portfolios other than investment advisory activities. The advisory fee and administration fees are computed daily at an annual rate of .75% and .15%, respectively, of the average daily net assets of International Equity, and 1.00% and .15%, respectively, for each of Global Equity and Multi-Asset Global. The Investment Adviser has voluntarily agreed to reduce its fee to the extent that aggregate expenses (exclusive of brokerage commissions, other investment expenses, interest on borrowings, taxes and extraordinary expenses) exceed an annual rate of 1.00%, 1.25%, and 1.25%, respectively, of the average daily net assets of International Equity, Global Equity and Multi-Asset Global.

Directors' fees of $27,000 were accrued for the period ended April 30, 1998 to directors who are not employees of the Investment Adviser.

4. Investment Transactions

Purchase cost and proceeds from sales of investment securities, other than short-term investments, for the periods ended April 30, 1998 were as follows for each of the Portfolios:



----------------------------------------------------------------------------------------------------
                                          Purchase Cost of               Proceeds from Sales of
Portfolio                               Investment Securities             Investment Securities
----------------------------------------------------------------------------------------------------

International Equity                           $   43,052,158                   $    62,924,037
Global Equity                                    9,804,867                            17,847,420
Multi-Asset Global                               1,150,341                           485,212



The cost of investments for Federal income tax purposes and the components of net unrealized appreciation on investments at April 30, 1998 for each of the Portfolios were as follows:




------------------------------------------------------------------------------------------------------------------------
                                       Unrealized                 Unrealized
Portfolio                             Appreciation               Depreciation                     Net
------------------------------------------------------------------------------------------------------------------------

International Equity                 $  75,766,508                $ 30,669,503                $ 45,097,005
Global Equity                           22,010,931                   2,783,248                  19,227,683
Multi-Asset Global                         977,384                     140,510                     836,874



5. Forward Foreign Exchange Contracts

The Portfolios, on occasion, enter into forward foreign exchange contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings. A forward foreign exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the cost of the original contracts and the closing of such contracts is included in net realized gains or losses on foreign currency-related transactions. Fluctuations in the value of forward foreign exchange contracts are recorded for book purposes as unrealized appreciation or depreciation on assets and liabilities denominated in foreign currencies by the Portfolio. The Portfolios are also exposed to credit risk associated with counter party nonperformance on these forward foreign exchange contracts which is typically limited to the unrealized gain on each open contract.

At April 30, 1998, International Equity had the following outstanding forward foreign exchange contracts:




-------------------------------------------------------------------------------
      Contract                                                                           Unrealized
       Amount          Currency                              Proceeds      Value        (Depreciation)
-------------------------------------------------------------------------------

 Forward Foreign Exchange Sell Contracts
          11,419       Australian Dollar closing 5/4/98     $  7,404      $  7,454      $      (50)
                                                                                         =======================



The Portfolios enter into foreign currency transactions on the spot markets in order to pay for foreign investment purchases or to convert to dollars the proceeds from foreign investment sales or coupon interest receipts. There were no open foreign currency transactions to buy or sell currency on the spot markets as of April 30, 1998.

6. Capital Share Transactions

Transactions in capital stock for International Equity were as follows for the periods indicated:




-----------------------------------------------------------------------------------------------
                                         Six Months Ended                        Year Ended
                                          April 30, 1998                      October 31, 1997
                               -------------------------------------  ---------------------------------
                                     Shares            Amount             Shares           Amount
----------------------------------------------------------------------------------------------------------

Shares                                  1,896,664  $     23,022,943        15,892,968    $ 194,937,235
sold
Shares issued related to
reinvestment of dividends                 356,184         4,099,676             3,525           43,005
                               ---------------------------------------------------------------------------
                                        2,252,848        27,122,619        15,896,493      194,980,240
Shares redeemed                         3,352,487        39,918,503         3,843,988       48,332,560
                               -------------------------------------  ---------------------------------
Net increase                          (1,099,639)  $   (12,795,884)        12,052,505    $ 146,647,680
                               =====================================  =================================


Transactions in capital stock for Global Equity were as follows for the period indicated:



                                                                   Six Months Ended                December 1, 1996*
                                                                    April 30, 1998               to  October 31, 1997

                                                     -----------------------------------------------------------------------------
                                                             Shares              Amount      Shares              Amount
----------------------------------------------------------------------------------------------------------------------------------

Shares issued related to acquisition of  GELP                    -                $     -      3,866,979    $  67,977,294


Shares sold                                                 39,944                               209,562         3,734,452
                                                                                  702,193
Shares issued related to reinvestment
   of dividends                                            414,700              7,049,904          2,220            38,964
                                                     ------------------------------------------------------------------------
                                                           454,644              7,752,097      4,078,761        71,750,710
Shares redeemed                                            432,129              7,517,702        608,308        11,308,285
Net increase                                                22,515            $   234,395      3,470,453     $  60,442,425

                                                     =============================================================================



* Commencement of Operations





6. Capital Share Transactions (continued)

Transactions in capital stock for Multi-Asset Global were as follows for the period indicated:



                                                                   Six Months Ended              November 1, 1996*

                                                                    April 30, 1998              to October 31, 1997

                                                     ----------------------------------------------------------------------------
                                                             Shares              Amount         Shares           Amount
---------------------------------------------------------------------------------------------------------------------------------

Shares sold                                              75,831             $  861,816        458,497    $         4,701,866

Shares issued related to reinvestment
   of dividends                                          19,604                217,995          1,170                 12,110
                                                     ------------------------------------------------------------------------
                                                         95,435              1,079,811        459,667              4,713,976
Shares redeemed                                          13,824                152,618             80                    851
Net increase                                             81,611             $  927,193        459,587     $        4,713,125

                                                     ========================================================================




* Commencement of Operations


7. Repurchase and Reverse Repurchase Agreements

Each Portfolio may enter into repurchase agreements under which a bank or securities firm that is a primary or reporting dealer in U.S. Government securities agrees, upon entering into a contract, to sell such securities to a Portfolio and repurchase such securities from such Portfolio at a mutually agreed upon price and date.

Each Portfolio also is permitted to enter into reverse repurchase agreements under which a primary or reporting dealer in U.S. Government securities purchases securities from a Portfolio and such Portfolio agrees to repurchase the securities at an agreed upon price and date.

Each Portfolio may engage in repurchase and reverse repurchase transactions with parties selected on the basis of such party's creditworthiness. Securities purchased subject to repurchase agreements must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Portfolio maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller. When a Portfolio engages in reverse repurchase agreement transactions, such Portfolio will maintain, in a segregated account with its custodian, liquid securities equal in value to those subject to the agreement.

8. Fund Mergers and Acquisitions

Effective as of the close of business on October 31, 1996, International Equity received the net assets of the AMT Capital Portfolio pursuant to an Agreement and Plan of Reorganization dated October 14, 1996. The shareholders of the AMT Capital Portfolio approved the tax-free reorganization on October 30, 1996. All assets and liabilities of the AMT Capital Portfolio were transferred to International Equity. Prior to the reorganization, International Equity had no operations.

Effective  as of the close of business  on  November  30,  1996,  Global  Equity acquired the net assets of GELP pursuant to approval of a tax-free reorganization by the Limited Partners of GELP. The acquisition was accomplished by a tax-free exchange of 38,670 units of GELP for 3,866,979 shares of Global Equity, in a 1:100 exchange on November 30, 1996. The aggregate net assets of GELP and Global Equity immediately before the acquisition were $67,977,294 (of which $16,488,450 represented unrealized appreciation) and $0, respectively. Immediately after the acquisition, the combined net assets amounted to $67,977,294.



Officers & Directors and Other Pertinent Information




Officers and Directors

James C. Brady III
Director of the Fund

Jane A. Freeman
Director of the Fund

Samuel R. Karetsky
Director of the Fund

Carl W. Schafer
Director of the Fund

David R. Loevner
President and Director
    of the Fund

William E. Vastardis
Secretary and Treasurer
    of the Fund

Richard Reiter
Assistant Secretary
    of the Fund

Carla E. Dearing
Assistant Treasurer
    of the Fund


Investment adviser

Harding, Loevner Management, L.P.
50 Division Street, Suite 401
Somerville, NJ  08876


Administrator

Investors Capital Services, Inc.
600 Fifth Avenue, 26th Floor
New York, NY  10020


Distributor

AMT Capital Securities, L.L.C.
600 Fifth Avenue, 26th Floor
New York, NY  10020





Custodian and Fund
Accounting Agent

Investors Bank & Trust Company
P.O. Box 9130
Boston, MA  02117


Transfer and Dividend
Disbursing Agent

Investors Bank & Trust Company
P.O. Box 9130
Boston, MA  02117


Legal Counsel

Dechert Price & Rhoads
1500 K Street, N.W.
Washington, D.C.  20005-1208



Independent Auditors

Ernst & Young LLP
787 Seventh Avenue
New York, NY  10019